Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 27, 2024	Nov. 30, 2023	Sep. 11, 2023	Apr. 11, 2023	Nov. 30, 2022	Nov. 30, 2021	Sep. 08, 2021	Jul. 12, 2021	Apr. 08, 2021	Nov. 30, 2020	Oct. 27, 2020	Jul. 29, 2020	Nov. 30, 2019	Oct. 25, 2019	Apr. 12, 2019	Apr. 05, 2019	Nov. 30, 2018	May 11, 2018	Apr. 13, 2018	Nov. 30, 2017	Mar. 06, 2017	Nov. 30, 2016	Sep. 12, 2016	May 09, 2016	May 04, 2016
C000170217
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Millennial Consumer ETF
Account Value	$ 32,387					$ 22,581			$ 19,488	$ 29,212				$ 24,076			$ 17,387				$ 14,602			$ 12,823		$ 10,421			$ 10,000
C000170216
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Aging Population ETF
Account Value	$ 22,312					18,685			18,244	18,706				18,248			15,896				13,777			12,930		9,902		$ 10,000
C000171853
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Robotics & Artificial Intelligence ETF
Account Value	$ 23,173					18,420			14,648	25,114				21,987			14,766				13,284			16,155		10,020	$ 10,000
C000171851
Account Value [Line Items]
Line Graph and Table Measure Name	Global X FinTech ETF
Account Value	$ 23,966					15,749			14,356	30,275				28,433			20,279				16,298			14,450		9,887	10,000
C000171852
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Internet of Things ETF
Account Value	$ 25,593					22,839			21,293	26,133				20,700			15,696				12,167			13,419		10,319	10,000
C000178804
Account Value [Line Items]
Line Graph and Table Measure Name	Global X U.S. Infrastructure Development ETF
Account Value	$ 31,954					21,874			19,251	18,603				13,790			11,810				10,425			10,788	$ 10,000
C000198888
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Autonomous & Electric Vehicles ETF
Account Value	$ 17,135					16,531			16,094	21,247				15,153			9,778				8,840		$ 10,000
C000198548
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Artificial Intelligence & Technology ETF
Account Value	$ 26,523					20,312			14,660	21,428				17,478			11,664				9,493	$ 10,000
C000203266
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Genomics & Biotechnology ETF
Account Value	$ 7,100					6,824			8,817	13,506				13,750			10,216			$ 10,000
C000210838
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Cloud Computing ETF
Account Value	$ 16,654					14,052			11,335	18,854				17,166			10,618		$ 10,000
C000214548
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Thematic Growth ETF
Account Value	$ 10,740					9,523			10,616	19,079				16,891			10,503	$ 10,000
C000214539
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Video Games & Esports ETF
Account Value	$ 16,709					13,569			12,887	19,884				19,102			10,494	10,000
C000214985
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Cybersecurity ETF
Account Value	$ 22,606					18,125			15,194	20,975				15,017			11,225	10,000
C000220776
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Telemedicine & Digital Health ETF
Account Value	$ 6,870					5,879			8,033	10,719				12,088		$ 10,000
C000222117
Account Value [Line Items]
Line Graph and Table Measure Name	Global X CleanTech ETF
Account Value	$ 4,989					6,599			10,801	13,566				12,621	$ 10,000
C000222332
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Data Center & Digital Infrastructure ETF
Account Value	$ 12,459					10,002			9,222	11,993				9,980	10,000
C000226290
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Clean Water ETF
Account Value	$ 12,863					10,603			9,683	11,152			$ 10,000
C000228454
Account Value [Line Items]
Line Graph and Table Measure Name	Global X AgTech & Food Innovation ETF
Account Value	$ 4,290					4,089			6,233	7,798		$ 10,000
C000228456
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Blockchain ETF
Account Value	$ 7,673					3,248			1,719	12,927		10,000
C000228457
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Hydrogen ETF
Account Value	$ 2,043					2,605			4,903	9,736		10,000
C000229136
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Solar ETF
Account Value	$ 4,218					4,842			9,121	10,624	$ 10,000
C000229137
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Wind Energy ETF
Account Value	$ 4,918					5,262			7,104	9,573	10,000
C000241147
Account Value [Line Items]
Line Graph and Table Measure Name	Global X PropTech ETF
Account Value	$ 14,779					10,871		$ 10,000
C000243865
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Defense Tech ETF
Account Value	$ 15,888					10,890	$ 10,000
C000249893
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Infrastructure Development ex-U.S. ETF
Account Value	$ 9,658	$ 9,637	$ 10,282	$ 10,012	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 34,246					25,577			22,468	24,747				19,346			16,471				14,185			13,348		10,863			10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 25,421					20,157			17,995	20,361				17,071			14,843				13,058			13,187		10,580		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,994					19,025			16,985	19,218				16,113			14,010				12,325			12,447		9,986	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,994					19,025			16,985	19,218				16,113			14,010				12,325			12,447		9,986	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,994					19,025			16,985	19,218				16,113			14,010				12,325			12,447		9,986	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 29,028					21,680			19,044	20,976				16,398			13,961				12,024			11,314	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 18,964					15,037			13,424	15,189				12,735			11,073				9,741		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 18,593					14,743			13,162	14,892				12,486			10,857				9,550	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 18,286					14,500			12,945	14,647				12,280			10,678			10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 18,199					14,430			12,883	14,577				12,222			10,627		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 17,634					13,982			12,483	14,124				11,842			10,297	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 17,634					13,982			12,483	14,124				11,842			10,297	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 17,634					13,982			12,483	14,124				11,842			10,297	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 16,655					13,206			11,790	13,340				11,184		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 16,128					12,788			11,417	12,918				10,831	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 16,128					12,788			11,417	12,918				10,831	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 13,225					10,486			9,362	10,592			10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,537					9,941			8,875	10,042		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,537					9,941			8,875	10,042		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,537					9,941			8,875	10,042		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,247					9,711			8,669	9,809	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,247					9,711			8,669	9,809	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 13,664					10,835		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,872					10,207	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 10,414	10,039	10,269	10,036	10,000
Indxx Millennials Thematic Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Millennials Thematic Index (USD)
Account Value	$ 33,728					23,392			20,093	29,995				24,595			17,659				14,759			12,895		10,441			$ 10,000
Indxx Aging Population Thematic Index (USD)^
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Aging Population Thematic Index (USD)^
Account Value	$ 22,841					19,061			18,542	18,988				18,486			16,069				13,902			13,018		9,925		$ 10,000
Indxx Global Robotics & Artificial Intelligence Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Global Robotics & Artificial Intelligence Index (NR) (USD)
Account Value	$ 23,920					18,901			14,990	25,562				22,212			14,815				13,336			16,170		10,024	10,000
Indxx Global FinTech Thematic Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Global FinTech Thematic Index (USD)
Account Value	$ 25,030					16,346			14,859	31,271				29,194			20,713				16,528			14,546		9,895	10,000
Indxx Global Internet of Things Thematic Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Global Internet of Things Thematic Index (USD)
Account Value	$ 26,389					23,405			21,715	26,590				20,978			15,853				12,263			13,478		$ 10,328	$ 10,000
Indxx US Infrastructure Development Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx US Infrastructure Development Index (USD)
Account Value	$ 33,322					22,657			19,820	19,043				14,031			11,967				10,515			$ 10,829	$ 10,000
Solactive Autonomous & Electric Vehicles Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Autonomous & Electric Vehicles Index (NR) (USD)
Account Value	$ 17,308					16,669			16,240	21,399				15,180			9,770				8,840		$ 10,000
Indxx Artifical Intelligence & Big Data Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Artifical Intelligence & Big Data Index (Net) (USD)
Account Value	$ 27,356					20,804			14,919	21,721				17,631			11,722				$ 9,512	$ 10,000
Solactive Genomics Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Genomics Index (NR) (USD)
Account Value	$ 7,314					6,982			8,976	13,697				13,890			10,263			$ 10,000
Indxx Global Cloud Computing Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Global Cloud Computing Index (USD)
Account Value	$ 17,260					14,464			11,592	19,156				17,331			10,652		$ 10,000
Solactive Thematic Growth Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Thematic Growth Index (TR) (USD)
Account Value	$ 10,602					9,435			10,529	18,972				16,880			10,501	10,000
Solactive Video Games & Esports Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Video Games & Esports Index (NR) (USD)
Account Value	$ 17,109					13,820			13,074	20,103				19,199			10,496	10,000
Indxx Cybersecurity Index (Net) (USD)^
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Cybersecurity Index (Net) (USD)^
Account Value	$ 22,935					18,310			15,272	20,959				14,968			$ 11,226	$ 10,000
Solactive Telemedicine & Digital Health Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Telemedicine & Digital Health Index (NR) (USD)
Account Value	$ 7,015					5,967			8,139	10,806				12,109		$ 10,000
Indxx Global CleanTech Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Global CleanTech Index (USD)
Account Value	$ 4,912					6,496			10,607	13,257				12,626	10,000
Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD)
Account Value	$ 12,538					9,995			9,226	12,002				$ 9,984	$ 10,000
Solactive Global Clean Water Industry Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Clean Water Industry Index (NR) (USD)
Account Value	$ 13,035					10,690			9,732	11,174			$ 10,000
Solactive AgTech & Food Innovation Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive AgTech & Food Innovation Index (NR) (USD)
Account Value	$ 4,347					4,123			6,268	7,809		10,000
Solactive Blockchain Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Blockchain Index (NR) (USD)
Account Value	$ 7,381					3,135			1,686	12,922		10,000
Solactive Global Hydrogen Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Hydrogen Index (NR) (USD)
Account Value	$ 2,082					2,637			4,916	9,751		$ 10,000
Solactive Solar Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Solar Index (NR) (USD)
Account Value	$ 4,282					4,902			9,183	10,636	10,000
Solactive Wind Energy Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Wind Energy Index (NR) (USD)
Account Value	$ 4,986					5,313			$ 7,149	$ 9,587	$ 10,000
Global X PropTech Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Global X PropTech Index (NR) (USD)
Account Value	$ 14,890					10,894		$ 10,000
Global X Defense Tech Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Defense Tech Index (NR) (USD)
Account Value	$ 15,990					$ 10,904	$ 10,000
Global X Infrastructure Development ex-U.S. Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Infrastructure Development ex-U.S. Index (NR) (USD)
Account Value	$ 9,675	$ 9,646	$ 10,292	$ 10,016	$ 10,000